Label	Element	Value
iShares Transition-Enabling Metals ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® TRANSITION-ENABLING METALS ETFTicker: TMETStock Exchange: Nasdaq
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The iShares Transition-Enabling Metals ETF (the
“
Fund
”
) seeks to track the investment
results of an index that provides exposure to metals that are essential to a wide range of clean energy technologies supporting the transition to a low-carbon economy.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. The investment advisory agreement between iShares U.S.
ETF Trust (the
“
Trust
”
) and BlackRock Fund Advisors (
“
BFA
”
) (the
“
Investment Advisory
Agreement
”
) provides that BFA will pay all operating expenses of the Fund, except: (i)
the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities, commodities or other financial instruments and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses. The Fund may incur
“
Acquired Fund Fees and Expenses.
”
Acquired Fund Fees and Expenses reflect the Fund’s
pro rata
share of the fees and
expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund.
Acquired Fund Fees and Expenses are not included in the
calculation of the ratio of expenses to average net assets shown in the
Financial
Highlights
section of the Fund’s prospectus (the
“
Prospectus
”
).
BFA, the investment
adviser to the Fund, has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other funds advised by BFA, or its affiliates, through
February 29, 2028
. The contractual waiver may be terminated prior to
February 29,
2028
only upon written agreement of the Trust and BFA.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples
below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)1
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2028
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay
transaction costs, such as commissions,
when it, directly or through a subsidiary,
buys and sells securities or other assets
(or
“
turns over
”
its portfolio). A higher
portfolio turnover rate may indicate
higher transaction costs and may result
in higher taxes when Fund shares are
held in a taxable account. These costs,
which are not reflected in the Annual
Fund Operating Expenses or in the
Example, affect the Fund’s
performance. Because the Fund is new,
there is no reportable turnover.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus (the “Prospectus”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to track the investment
results of the ICE Clean Energy
Transition Metals Index (the
“
Underlying
Index
”
), which measures the
performance of a basket of exchange-traded
metals futures contracts
representing the underlying metals that
are extensively used in a wide range of
clean energy technologies, as
determined by ICE Data Indices, LLC
(
“
IDI
”
or the
“
Index Provider
”
). Examples
of such clean energy technologies
include solar panels, wind turbines, fuel
cells, and electric vehicle batteries. The
Index Provider’s Commodity Index
Advisory Committee uses government,
agency, and private company data and
reports relating to the current and
expected future usage of metals within
the clean energy transition, as well as
consideration of the availability of
commodity futures, listing exchange
and liquidity level to determine
eligibility. The eligible commodity
futures are reviewed at least annually
and currently includes metals futures
contracts such as copper, aluminum,
silver, nickel, zinc, platinum, and cobalt.
The Underlying Index is rebalanced on a
quarterly basis. The rebalancing
contract weights are calculated based
on two factors: liquidity and average
global production quantity of the
commodity, each as measured by the
Index Provider.
In seeking to achieve its investment
objective, the Fund through its
Subsidiary (as defined below) will invest
in financial instruments that provide the
same or similar exposure to
commodities, and not in the physical
commodities themselves. For example,
the Fund may invest in
“
similar
”
metals
futures contracts to those in the
Underlying Index where exposure to the
same underlying metal is available on a
similar contract trading on a different
exchange. To obtain its exposure to the
commodities markets, the Fund may
invest in a combination of exchange-traded
commodity futures contracts
and
exchange-traded options on commodity-related
futures contracts (together,
“
Commodity-Linked Investments
”
).
INVESTING IN DERIVATIVE CONTRACTS
MAY HAVE A LEVERAGING EFFECT ON
THE FUND BECAUSE OF THE LEVERAGE
INHERENT IN THE USE OF DERIVATIVES.
The Fund also seeks to generate
interest income and capital appreciation
on the cash balances arising from its
investment in Commodity-Linked
Investments through a cash
management strategy consisting
primarily of investments in cash and
cash equivalents, short-term,
investment-grade fixed-income
securities that include U.S. government
and agency securities, treasury
inflation-protected securities, sovereign
debt obligations of non-U.S. countries,
repurchase agreements and money
market instruments (collectively,
“
Fixed-Income
Investments
”
). The Fund uses
Fixed-Income Investments as
investments and to provide liquidity,
serve as margin or collateralize the
Subsidiary’s Commodity-Linked
Investments exposure on a day-to-day
basis. As of August 15, 2023, the
Underlying Index was comprised of 7
components.
BFA uses an indexing approach to try to
achieve the Fund’s investment
objective. Unlike many investment
companies, the Fund does not try to
“
beat
”
the index it tracks and does not
seek temporary defensive positions
when markets decline or appear
overvalued.
Indexing may eliminate the chance that
the Fund will substantially outperform
the Underlying Index but also may
reduce some of the risks of active
management, such as poor selection of
securities and/or other instruments.
Indexing seeks to achieve lower costs
and better after-tax performance by
aiming to keep portfolio turnover low in
comparison to actively managed
investment companies.
The Fund’s selected investments,
consisting of securities

and/or other
instruments, are expected to have, in
the aggregate, investment
characteristics (based on factors such
as market value and industry
weightings), fundamental
characteristics (such as return
variability, duration, maturity, credit
ratings and yield) and liquidity measures
similar to those of an applicable
underlying index.
The Fund will invest at least 80% of its
assets, plus the amounts of any
borrowings for investment purposes, in
the same or similar metals futures
contracts as the Underlying Index. Cash
and cash equivalent investments
associated with a futures contract will
be treated as part of that position for
purposes of calculating the percentage
of investments not included in the same
or similar metals futures contracts as
the Underlying Index.
The Fund will seek to gain exposure to
Commodity-Linked Investments by
investing through a wholly-owned
subsidiary organized in the Cayman
Islands (the
“
Subsidiary
”
). The
Subsidiary is advised by BFA and has
the same investment objective as the
Fund. Unlike the Fund, the Subsidiary is
not an investment company registered
under the Investment Company Act of
1940, as amended (the
“
1940 Act
”
). The
Subsidiary will invest solely in
Commodity-Linked Investments and
cash.
In compliance with Subchapter M of the
Internal Revenue Code of 1986, as
amended (the
“
Internal Revenue Code
”
),
the Fund may invest up to 25% of its
total assets in the Subsidiary. The
Fund’s Commodity-Linked Investments
held in the Subsidiary are intended to
provide the Fund with exposure to
commodity markets within the limits of
current U.S. federal income tax laws
applicable to investment companies
such as the Fund, which limit the ability
of investment companies to invest
directly in Commodity-Linked
Investments.
The remainder of the Fund’s assets will
be invested directly by the Fund,
primarily in Fixed-Income Investments.
The Fund or the Subsidiary may from
time to time invest in other exchange-traded
funds (
“
ETFs
”
), exchange-traded
notes, swaps or commodity-linked
notes.
The Commodity Futures Trading
Commission (
“
CFTC
”
) has adopted
certain requirements that subject
registered investment companies and
their advisers to regulation by the CFTC
if a registered investment company
invests more than a prescribed level of
its net asset value (
“
NAV
”
) in CFTC-regulated
futures, options and swaps, or
if a registered investment company
markets itself as providing investment
exposure to such instruments. Due to
the Fund's potential use of CFTC-regulated
futures, options and swaps
above the prescribed levels, it is
considered a
“
commodity pool
”
under
the Commodity Exchange Act (
“
CEA
”
).
The Underlying Index is sponsored by
IDI, which is

independent of the Fund
and BFA. The Index Provider determines
the composition and relative weightings
of the securities in the Underlying Index
and publishes information regarding the
market value of the Underlying Index.
Industry Concentration Policy.
The
Fund will concentrate its investments
(
i.e.
, hold 25% or more of its total
assets) in (i) equity securities issued by
commodity-related companies,
derivatives with exposure to
commodity-related companies or
investments in securities and
derivatives linked to the underlying
price movement of commodities,
including but not limited to commodity-linked
derivatives such as commodity-linked
notes, commodity futures,
forward contracts and swaps and other
similar derivative instruments and
investment vehicles that invest in
commodities, or commodity-linked
derivatives, and (ii) the industry or group
of industries that constitutes the energy
sector. For purposes of this limitation,
securities of the U.S. government
(including its agencies and
instrumentalities), repurchase
agreements collateralized by U.S.
government securities, and securities of
state
or
municipal governments and
their political subdivisions are not
considered to be issued by members of
any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in (i) equity securities issued by commodity-related companies, derivatives with exposure to commodity-related companies or investments in securities and derivatives linked to the underlying price movement of commodities, including but not limited to commodity-linked derivatives such as commodity-linked notes, commodity futures, forward contracts and swaps and other similar derivative instruments and investment vehicles that invest in commodities, or commodity-linked derivatives, and (ii) the industry or group of industries that constitutes the energy sector. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any investment, you could lose
all or part of your investment in the
Fund, and the Fund's performance could
trail that of other investments.
The Fund
is subject to certain risks, including the
principal risks noted below, any of
which may adversely affect the Fund's
NAV, trading price, yield, total return
and ability to meet its inve
st
ment
objective. Certain key risks are
prioritized below (with others following
in alphabetical order), but the relative
significance of any risk is difficult to
predict and may change over time. You
should review each risk factor carefully.
Transition-Enabling Metals Risk.
The
performance of transition-enabling
metals (
i.e
., metals used to facilitate the
energy transition from fossil fuels to
environmentally cleaner energy sources
and technologies) is highly dependent
on energy prices and renewable and
alternative energy companies.
Transition-enabling metals may
themselves not be considered
environmentally
“
clean
”
by other
investors, investment advisers or index
providers. Investments in transition-enabling
metals may be speculative and
subject to greater price volatility than
investments in other types of assets.
The market value of transition-enabling
metals may be significantly affected for
many reasons, including, among others,
obsolescence of existing technology,
changes in energy prices, worldwide
metal prices and extraction and
production costs, supply and demand of
alternative energy fuels, global political
changes, terrorism, war, natural
disasters and other catastrophes;
government regulations and subsidies,
supply chains, taxation policies and
energy conservation efforts. Worldwide
metal prices may fluctuate substantially
over short periods of time, and as a
result, the Fund’s share price may be
more volatile than other types of
investments. Such risks may be
heightened to the extent the Fund’s
Commodity-Linked Investments provide
exposure to emerging markets. In
addition, the industry is relatively
nascent and under-researched in
comparison to more established and
mature sectors, and should therefore be
regarded as having greater investment
risk.
Futures Contract Risk.
Futures are
standardized, exchange-traded
contracts that obligate a purchaser to
take delivery, and a seller to make
delivery, of a specific amount of an
asset at a specified future date at a
specified price. Unlike equities, which
typically entitle the holder to a
continuing ownership stake in an issuer,
futures contracts normally specify a
certain date for settlement in cash
based on the level of the reference rate.
The primary risks associated with the
use of futures contracts, or swaps or
other derivatives referencing futures
contracts, are: (i) the imperfect
correlation between the change in
market value of the instruments held by
the Fund and the price of the futures
contract; (ii) possible lack of a liquid
secondary market for a futures contract
and the resulting inability to close a
futures contract when desired; (iii)
losses caused by unanticipated market
movements, which are potentially
unlimited; (iv) BFA’s inability to predict
correctly the direction of prices and
other economic factors; and (v) the
possibility that the counterparty will
default in the performance of its
obligations. To the extent that the Fund
is exposed to rolling futures contracts, it
may be subject to additional risk. In
addition, CFTC regulations limit the
types of foreign listed futures contracts
that U.S. investors, like the Fund, are
allowed to invest in. As a result, the
Fund may not be able to gain the
exposure it seeks through certain non-U.S.
futures contracts.
Commodity-Linked Derivatives Risk.
The value of a commodity-linked
derivative instrument typically is based
upon the price movements of the
underlying commodity or an economic
variable linked to such price
movements. The prices of commodity-linked
investments may fluctuate
quickly and dramatically as a result of
changes affecting a particular
commodity and may not correlate to
price movements in other asset classes,
such as stocks, bonds and cash.
Commodity-linked derivatives are
subject to the risk that the counterparty
to the transaction, the exchange or
trading facility on which they trade or
the applicable clearing house may
default or otherwise fail to perform. The
Fund’s use of commodity-linked
derivatives may also have a leveraging
effect on the Fund’s portfolio because of
the leverage inherent in the use of
derivatives. Leverage generally
magnifies the effect of a change in the
value of an asset and creates a risk of
loss of value on a larger pool of assets
than the Fund would otherwise have
had. The Fund is required to post margin
with respect to its holdings in
derivatives. Each of these factors and
events could have a significant negative
impact on the Fund.
Market Risk
.
The Fund could lose
money over short periods due to short-term
market movements and over
longer periods during more prolonged
market downturns. Local, regional or
global events such as war, acts of
terrorism, public health issues,
recessions, the prospect or occurrence
of a sovereign default or other financial
crisis, or other events could have a
significant impact on the Fund

and its
investments and could result in
increased premiums or discounts to the
Fund’s NAV.
Index-Related Risk.
There is no
guarantee that the Fund’s investment
results will have a high degree of
correlation to those of the Underlying
Index or that the Fund will achieve its
investment objective. Market
disruptions and regulatory restrictions
could have an adverse effect on the
Fund’s ability to adjust its exposure to
the required levels in order to track the
Underlying Index. Errors in index data,
index computations or the construction
of the Underlying Index in accordance
with its methodology may occur from
time to time and may not be identified
and corrected by the Index Provider for
a period of time or at all, which may
have an adverse impact on the Fund and
its shareholders. Unusual market
conditions or other unforeseen
circumstances (such as natural
disasters, political unrest or war) may
impact the Index Provider or a third-party
data provider, and could cause the
Index Provider to postpone a scheduled
rebalance. This could cause the
Underlying Index to vary from its normal
or expected composition.
Non-Diversification Risk
.
The Fund is
classified as
“
non-diversified.
”
This
means that, compared with other funds
that are classified as
“
diversified,
”
the
Fund may invest a greater percentage of
its assets in securities issued by or
representing a small number of
issuers

or in derivatives with a limited
number of counterparties. As a result,
the Fund's performance may depend on
the performance of a small number of
issuers

and counterparties.
Asset Class Risk.
Securities and other
assets in the Fund's portfolio may
underperform in comparison to the
general financial markets, a particular
financial market or other asset
classes

(including the futures market).
Assets Under Management (AUM)
Risk
.
From time to time, an Authorized
Participant (as defined in the
Creations
and Redemptions
section of this
Prospectus), a third-party investor, the
Fund’s adviser or an affiliate of the
Fund’s adviser, or a fund may invest in
the Fund and hold its investment for a
specific period of time to allow the Fund
to achieve size or scale. There

can be
no assurance that any such entity would
not redeem its investment or that the
size of the Fund would be maintained at
such levels, which could negatively
impact the Fund.
Authorized Participant Concentration
Risk.
Only an Authorized Participant
may engage in creation or redemption
transactions directly with the Fund, and
none of those Authorized Participants is
obligated to engage in creation and/or
redemption transactions. The Fund has
a limited number of institutions that
may act as Authorized Participants on
an agency basis (
i.e.,
on behalf of other
market participants). To the extent that
Authorized Participants exit the
business or are unable to proceed with
creation or redemption orders with
respect to the Fund and no other
Authorized Participant is able to step
forward to create or redeem, Fund
shares may be more likely to trade at a
premium or discount to NAV and
possibly face trading halts or delisting.
Authorized Participant concentration
risk may be heightened for ETFs, such
as the Fund, that invest in securities
issued by non-U.S. issuers or other
securities or instruments that have
lower trading volumes.
Commodity Regulatory Risk.
The Fund
and the Subsidiary are deemed
commodity pools and BFA is considered
a commodity pool operator (
“
CPO
”
) with
respect to the Fund

and the Subsidiary
under the CEA. BFA is therefore subject
to regulation by the SEC and the CFTC.
BFA is also subject to regulation by the
National Futures Association (
“
NFA
”
).
The regulatory requirements governing
the use of commodity futures,
options

on commodity futures, certain
swaps or certain other investments
could change at any time.
Commodity Risk.
The Fund invests in
instruments that are susceptible to
fluctuations in certain commodity
markets and to price changes due to
trade relations, including the imposition
of tariffs by the U.S. and other

importing
countries. Any negative changes in
commodity markets that may be due to
changes in supply and demand for
commodities, market events, war,
regulatory developments, political
instability, other catastrophic events, or
other factors that the Fund cannot
control could have an adverse impact
on Commodity-Linked Investments in
which the Fund invests.
Concentration Risk.
The Fund may be
susceptible to an increased risk of loss,
including losses due to adverse events
that affect the Fund’s investments more
than the market as a whole, to the
extent that the Fund's investments are
concentrated in the securities and/or
other assets of a particular issuer or
issuers, country, group of countries,
region, market, industry, group of
industries, sector, market segment or
asset class.
Counterparty Risk.
Certain commodity-linked
derivative instruments, uncleared
swaps and other forms of financial
instruments that involve counterparties
subject the Fund to the risk that the
counterparty could default on its
obligations under the agreement, either
through the counterparty’s bankruptcy
or failure to perform its obligations. In
the event of a counterparty default, the
Fund could experience lengthy delays in
recovering some or all of its assets or
obtain no recovery at all

and, if the
counterparty is subject to specified
types of resolution proceedings, the
Fund may be subject to stays that limit
its ability to close out positions and limit
risk. The Fund’s investments in the
futures markets also introduce the risk
that its futures commission merchant
(
“
FCM
”
) could default on an obligation
set forth in an agreement between the
Fund and the FCM, including the FCM’s
obligation to return margin posted in
connection with the Fund’s futures
contracts.
Credit Ris
k
.
Debt issuers and other
counterparties may be unable or
unwilling to make timely interest and/or
principal payments when due or
otherwise honor their obligations.
Changes in an issuer’s credit rating or
the market’s perception of an issuer’s
creditworthiness may also adversely
affect the value of the Fund’s
investment in that issuer. The degree of
credit risk depends on an issuer's or
counterparty's financial condition and
on the terms of an obligation.
Cybersecurity Risk
.
Failures or
breaches of the electronic systems of
the Fund, the Fund's adviser, distributor,
the Index Provider and other service
providers, market makers, Authorized
Participants or the issuers of securities
in which the Fund invests have the
ability to cause disruptions, negatively
impact the Fund’s business operations
and/or potentially result in financial
losses to the Fund and its shareholders.
While the Fund has established business
continuity plans and risk management
systems seeking to address system
breaches or failures, there are inherent
limitations in such plans and systems.
Furthermore, the Fund cannot control
the cybersecurity plans and systems of
the Fund’s Index Provider and other
service providers, market makers,
Authorized Participants or issuers of
securities in which the Fund invests.
Derivatives Risk.
The Fund’s use of
derivatives may reduce the Fund’s
returns or increase volatility. Volatility is
defined as the characteristic of a
security, a currency, an index or a
market to fluctuate significantly in price
within a short time period. Derivatives
may also be subject to counterparty
risk, which is the risk that the other
party in the transaction will not fulfill its
contractual obligation. A risk of the
Fund’s use of derivatives is that the
fluctuations in their values may not
correlate perfectly with the value of the
underlying asset, the performance of
the asset class to which the Fund seeks
exposure or the performance of the
overall markets. The possible lack of a
liquid secondary market for derivatives
and the resulting inability of the Fund to
sell or otherwise close a derivatives
position could expose the Fund to
losses and could make derivatives more
difficult for the Fund to value accurately.
The Fund could also suffer losses
related to its derivatives positions as a
result of unanticipated market
movements, or movements between the
time of periodic reallocations of Fund
assets, which losses are potentially
unlimited. Certain derivatives may give
rise to a form of leverage and may
expose the Fund to greater risk and
increase its costs. The impact of U.S.
and global regulation of derivatives may
make derivatives more costly, may limit
the availability of derivatives, may delay
or restrict the exercise by the Fund of
termination rights or remedies upon a
counterparty default under derivatives
held by the Fund (which could result in
losses), or may otherwise adversely
affect the value or performance of
derivatives. In addition, the Fund's use
of derivatives may expose the Fund to
risks related to potential operational
issues, such as documentation and
settlement issues, systems failures,
inadequate controls and human error.
Derivatives may also involve legal risks,
including insufficient documentation,
insufficient capacity or authority of a
counterparty, and legality and
enforceability of a contract.
Geographic Risk
.
A natural disaster
could occur in a geographic region in
which the Fund invests, which could
adversely affect the economy or the
business operations of companies in the
specific geographic region, causing an
adverse impact on the Fund's
investments in, or which are exposed to,
the affected region.
Indexing Investment Risk
.
The Fund is
not actively managed, and BFA generally
does not attempt to take defensive
positions under any market conditions,
including declining markets.
Infectious Illness Risk.
A widespread
outbreak of an infectious illness, such
as the COVID-19 pandemic, may result
in travel restrictions, disruption of
healthcare services, prolonged
quarantines, cancellations, supply chain
disruptions, business closures, lower
consumer demand, layoffs, ratings
downgrades, defaults and other
significant economic, social and political
impacts. Markets may experience
temporary closures, extreme volatility,
severe losses, reduced liquidity and
increased trading costs. Such events
may adversely affect the Fund and its
investments and may impact the Fund’s
ability to purchase or sell securities or
cause elevated tracking error and
increased premiums or discounts to the
Fund's NAV. Despite the development of
vaccines, the duration of the COVID-19
pandemic and its effects cannot be
predicted with certainty.
Interest Rate Risk
.
During periods of
very low or negative interest rates, the
Fund may be unable to maintain positive
returns or pay dividends to Fund
shareholders. Very low or negative
interest rates may magnify interest rate
risk. Changing interest rates, including
rates that fall below zero, may have
unpredictable effects on markets, result
in heightened market volatility and
detract from the Fund’s performance to
the extent the Fund is exposed to such
interest rates. Additionally, under
certain market conditions in which
interest rates are low and the market
prices for portfolio securities have
increased, the Fund may have a very low
or even negative yield. A low or negative
yield would cause the Fund to lose
money in certain conditions and over
certain time periods. An increase in
interest rates will generally cause the
value of securities held by the Fund to
decline, may lead to heightened
volatility in the fixed-income markets
and may adversely affect the liquidity of
certain fixed-income investments,
including those held by the Fund.
Because rates on certain floating rate
debt securities typically reset only
periodically, changes in prevailing
interest rates (and particularly sudden
and significant changes) can be
expected to cause some fluctuations in
the net asset value of the Fund to the
extent that it invests in floating rate
debt securities. The historically low
interest rate environment in recent
years heightens the risks associated
with rising interest rates.
Issuer Risk
.
The performance of the
Fund depends on the performance of
individual securities or other assets to
which the Fund has exposure

as well as
the correlation among the assets. The
Fund may be adversely affected if an
issuer of underlying securities held by
the Fund is unable or unwilling to repay
principal or interest when due. Changes
in the financial condition or credit rating
of an issuer of those securities or of
securities referenced by swaps or other
derivatives or the seller or counterparty
with respect to derivatives or other
assets may cause the value of the
securities, derivatives, to decline.
Large Shareholder and Large-Scale
Redemption Risk.
Certain
shareholders, including an Authorized
Participant, a third-party investor, the
Fund’s adviser or an affiliate of the
Fund’s adviser, a market maker, or
another entity, may from time to time
own or manage a substantial amount of
Fund shares, or may invest in the Fund
and hold their investment for a limited
period of time. There can be no
assurance that any large shareholder or
large group of shareholders would not
redeem their investment. Redemptions
of a large number of Fund shares could
require the Fund to dispose of assets to
meet the redemption requests, which
can accelerate the realization of taxable
income and/or capital gains and cause
the Fund to make taxable distributions
to its shareholders earlier than the Fund
otherwise would have. In addition,
under certain circumstances, non-redeeming
shareholders may be treated
as receiving a disproportionately large
taxable distribution during or with
respect to such year. In some
circumstances, the Fund may hold a
relatively large proportion of its assets
in cash in anticipation of large
redemptions, diluting its investment
returns. These large redemptions may
also force the Fund to sell portfolio
securities when it might not otherwise
do so, which may negatively impact the
Fund’s NAV, increase the Fund’s
brokerage costs and/or have a material
effect on the market price of the Fund
shares.
Management Risk
.
As the Fund may
not fully replicate the Underlying Index,
it is subject to the risk that the
investment strategy of BFA and
BlackRock International Limited (
“
BIL
”
),
the Fund's sub-adviser, may not
produce the intended results.
Market Trading Risk
.
The Fund faces
numerous market trading risks,
including the potential lack of an active
market for Fund shares, losses from
trading in secondary markets, periods of
high volatility and disruptions in the
creation/redemption process.
ANY OF
THESE FACTORS, AMONG OTHERS,
MAY LEAD TO THE FUND'S SHARES
TRADING AT A PREMIUM OR
DISCOUNT TO NAV
.
National Closed Market Trading Risk.
To the extent that the underlying
securities or other instruments held by
the Fund trade on foreign exchanges or
in foreign markets that may be closed
when the securities exchange on which
the Fund’s shares trade is open, there
are likely to be deviations between the
current price of such an underlying
security and the last quoted price for
the underlying security (
i.e
., the Fund’s
quote from the closed foreign
market).

The impact of a closed foreign
market on the Fund is likely to be
greater where a large portion of the
Fund’s underlying securities or other
instruments trade on that closed foreign
market or when the foreign market is
closed for unscheduled reasons. These
deviations could result in premiums or
discounts to the Fund’s NAV that may
be greater than those experienced by
other ETFs.
Non-U.S. Issuers Risk.
Securities
issued by non-U.S. issuers carry
different risks from securities issued by
U.S. issuers. These risks include
differences in accounting, auditing and
financial reporting standards, the
possibility of expropriation or
confiscatory taxation, adverse changes
in investment or exchange control
regulations, political instability,
regulatory and economic differences,
and potential restrictions on the flow of
international capital.
Operational Risk
.
The Fund is exposed
to operational risks arising from a
number of factors, including, but not
limited to, human error, processing and
communication errors, errors of the
Fund’s service providers, counterparties
or other third parties, failed or
inadequate processes and technology
or systems failures. The Fund and BFA
seek to reduce these operational risks
through controls and procedures.
However, these measures do not
address every possible risk and may be
inadequate to address significant
operational risks.
Reliance on Trading Partners Risk
.
The Fund invests in countries or regions
whose economies are heavily
dependent upon trading with key
partners. Any reduction in this trading
may have an adverse impact on the
Fund's investments. Through its
holdings of securities of certain issuers,
the Fund is specifically exposed to
North American Economic Risk
.
Risk of Investing in Developed
Countries
.
The Fund’s investment in
developed country issuers may subject
the Fund to legal, regulatory, political,
currency, security, economic and other
risks associated with developed
countries. Developed countries tend to
represent a significant portion of the
global economy and have generally
experienced slower economic growth
than some less developed countries.
Certain developed countries have
experienced security concerns, such as
war, terrorism and strained international
relations. Incidents involving a country’s
or region’s security may cause
uncertainty in its markets and may
adversely affect its economy and the
Fund’s investments. In addition,
developed countries may be adversely
impacted by changes to the economic
conditions of certain key trading
partners, regulatory burdens, debt
burdens and the price or availability of
certain commodities.
Risk of Investing in the U.S
.
Certain
changes in the U.S. economy, such as
when the U.S. economy weakens or
when its financial markets decline, may
have an adverse effect on the securities
to which the Fund has exposure.
Small Fund Risk.
When the Fund’s size
is small, the Fund may experience low
trading volume and wide bid/ask
spreads. In addition, the Fund may face
the risk of being delisted if the Fund
does not meet certain conditions of the
listing exchange. Any resulting
liquidation of the Fund could cause the
Fund to incur elevated transaction costs
for the Fund and negative tax
consequences for its shareholders.
Subsidiary Risk.
In compliance with
Subchapter M of the Internal Revenue
Code, the Fund may invest up to 25% of
its total assets in the Subsidiary. By
investing in the Subsidiary, the Fund is
indirectly exposed to the risks
associated with the Subsidiary’s
investments. The Subsidiary is not
registered under the 1940 Act, and,
unless otherwise noted in this
Prospectus, is not subject to the
investor protections of the 1940 Act.
Changes in the laws of the U.S. and/or
the Cayman Islands could result in the
inability of the Fund and/or the
Subsidiary to operate as described in
the Prospectus and the Statement of
Additional Information (
“
SAI
”
), and
could adversely affect the Fund.
Tax Risk.
The Fund invests in
commodity-linked derivatives indirectly
through the Subsidiary because income
from these investments, if made
directly, might not be treated as
“
qualifying income
”
for purposes of the
Fund qualifying as a regulated
investment company (
“
RIC
”
) for U.S.
federal income tax purposes. Based on
final regulations issued by the U.S.
Internal Revenue Service (
“
IRS
”
) on
which taxpayers may rely for taxable
years beginning after September 28,
2016, the Fund expects its income with
respect to the Subsidiary to be
qualifying income. In the future, if the
IRS issues new regulations or other
guidance, or Congress enacts
legislation, limiting the circumstances in
which the Fund’s income with respect to
the Subsidiary will be considered
“
qualifying income,
”
the Fund might be
required to make changes to its
operations, which could reduce the
Fund’s ability to gain investment
exposure to commodities. Fund
shareholders could also experience
adverse tax consequences in such
circumstances.
Tracking Error Risk
.
The Fund may be
subject to
“
tracking error,
”
which is the
divergence of the Fund’s performance
from that of the Underlying Index.
Tracking error may occur because of
differences between the securities and
other instruments held in the Fund’s
portfolio and those included in the
Underlying Index, pricing
differences

(including, as applicable,
differences between a security’s price
at the local market close and the Fund's
valuation of a security at the time of
calculation of the Fund's NAV),
transaction costs incurred by the Fund,
the Fund’s holding of uninvested cash,
differences in timing of the accrual or
the valuation of distributions, the
requirements to maintain pass-through
tax treatment, portfolio transactions
carried out to minimize the distribution
of capital gains to shareholders,
acceptance of custom baskets, changes
to the Underlying Index or the costs to
the Fund of complying with various new
or existing regulatory requirements,
among other reasons. This risk may be
heightened during times of increased
market volatility or other unusual
market conditions. Tracking error also
may result because the Fund incurs fees
and expenses, while the Underlying
Index does not. INDEX ETFs THAT
TRACK INDICES WITH SIGNIFICANT
WEIGHT IN FUTURES CONTRACTS
ISSUERS MAY EXPERIENCE HIGHER
TRACKING ERROR THAN OTHER INDEX
ETFs THAT DO NOT TRACK SUCH
INDICES.
Valuation Risk
.
The price the Fund
could receive upon the sale of a security
or other asset may differ from the
Fund's valuation of the security or other
asset, particularly for securities or other
assets that trade in low volume or
volatile markets or that are valued using
a fair value methodology as a result of
trade suspensions or for other reasons.
In addition, the value of the securities or
other assets in the Fund's portfolio may
change on days or during time periods
when shareholders will not be able to
purchase or sell the Fund's shares.
Authorized Participants who purchase or
redeem Fund shares on days when the
Fund is holding fair-valued securities
may receive fewer or more shares, or
lower or higher redemption proceeds,
than they would have received had the
securities not been fair valued or been
valued using a different methodology.
The ability to value investments may be
impacted by technological issues or
errors by pricing services or other third-party
service providers.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is classified as “non-diversified.” This means that, compared with other funds that are classified as “diversified,” the Fund may invest a greater percentage of its assets in securities issued by or representing a small number of issuers or in derivatives with a limited number of counterparties. As a result, the Fund's performance may depend on the performance of a small number of issuers and counterparties.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of the Prospectus, the Fund has not commenced operations and therefore has no performance information to report.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of the Prospectus, the Fund has not commenced operations and therefore has no performance information to report.
iShares Transition-Enabling Metals ETF | iShares Transition-Enabling Metals ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.47%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.47%	[1]
1 Year	rr_ExpenseExampleYear01	$ 48
3 Years	rr_ExpenseExampleYear03	$ 151

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
[2]	The amount rounded to 0.00%.